Note 4 - Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
14.	Related Party Transactions

Loans payable to Related parties

Sky previously was party to a loan from a company owned by its former majority member. The loan payable bore interest at an annual rate of 5.50% and all interest was PIK interest. On March 12, 2021, pursuant to a Redemption Agreement between Sky and the former majority member, the loan was cancelled and all of the membership interests held by the former majority member were redeemed in exchange for a sum of $5.1 million, plus a Reimbursement and Indemnity Agreement from Sky and the Founder and CEO. Sky recorded a gain on extinguishment of this related party loan payable of $5.6 million, net of related expenses of $0.15 million and net of redemption of membership interests. The gain was recognized as a deemed contribution to stockholders’ equity on the consolidated balance sheet. Interest incurred on the loan payable to for the three months ended March 31, 2021 totaled $120.

Beginning in November 2020, Sky entered into a note payable with a related party, SH Investment Fund I LLC, a company controlled by the Founder and CEO. The note payable bore interest at 8% per annum and had a maturity date of November 24, 2021. Amounts payable under the note were drawn by requesting “advances” from the lender, up to $1,000,000, and could be used by Sky only for certain types of expenditures that were approved in advance by the lender. On March 12, 2021, Sky issued 1,250 Series A Preferred Units in full satisfaction of the note payable by the Sky to SH Investment Fund I LLC. The fair value of the 1,250 units was $1.25 million and exceeded the carrying value of the $1.0 million note payable at the time of extinguishment; thereby resulting in a loss on extinguishment of related party debt of $0.25 million which was recorded as a charge in the consolidated statement of operations.

Services

During the three months ended March 31, 2022 and 2021, the Company paid $31 and $0, respectively, for services rendered by employees of a company affiliated with the Founder and CEO.

For the three months ended March 31, 2022 and 2021, the Company paid $20 and $31 respectively, for consulting services, to a company that employed the chief financial officer until prior to July 1, 2021.

On September 20, 2021, the Company entered into a non-exclusive agreement with Echo Echo, LLC, a related party to the Founder and CEO, for the use of a Beechcraft Baron G58 aircraft. The effective date of the agreement was September 8, 2021 and the agreement automatically renews annually. The agreement can be terminated without penalty if either party provides 35 days written notice, or if the aircraft is sold or otherwise disposed of. The Company is charged $675 per flight hour of use along with all direct operating costs. Additionally, the Company will also incur the pro rata share of maintenance, overhead and insurance costs of the aircraft. For the three months ended March 31, 2022, the Company recognized $29 of expense within General and administrative expense under the terms of this agreement, and the related liability is included in Accounts payable, accrued expenses and other liabilities on the consolidated balance sheet as of March 31, 2022.

4.	Related Party Transactions

Founder Shares

On August 31, 2020, the Sponsor purchased 5,750,000 shares (the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 per share (the “Class B common stock”), for an aggregate price of $25,000. Between October 9, 2020, and December 31, 2020, the Sponsor surrendered 2,350,276 Founder Shares to the Company for no consideration, resulting in an aggregate of 3,399,724 Founder Shares outstanding as of December 31, 2021 and December 31, 2020. The Founder Shares will automatically convert into Class A common stock on a one-for-one basis at the time of the Company’s initial Business Combination and are subject to certain transfer restrictions.

The sale of the Founders Shares is in the scope of ASC Topic 718, “Compensation-Stock Compensation.”  Under ASC Topic 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence. Stock-based compensation would be recognized at the consummation of a Business Combination in an amount equal to the number of Founders Shares that ultimately vest multiplied times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares.

Private Placement Warrants

The Sponsor purchased an aggregate of 7,500,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant from the Company in a private placement that closed simultaneously with the closing of the IPO. In connection with the underwriter’s exercise of the over-allotment option on December 1, 2020, the Sponsor purchased an additional 219,779 private placement warrants at a price of $1.00 per whole warrant. Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 6). Of the total $7,500,000 in initial proceeds from the sale of the Private Placement Warrants, $5,000,000 was added to the net proceeds from the IPO held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

Related Party Reimbursement and Loans

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Any Working Capital Loans made by the Sponsor may be converted into warrants, at the price of $1.50 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds held in the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination is not completed, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On September 27, 2021, the Sponsor agreed to loan the Company an aggregate of up to $1,000,000 to cover expenses related to the Proposed Business Combination pursuant to a promissory note (the “Note”). This loan bears interest at the Federal Short Term Rate published pursuant to Section 1274(d) of the Internal Revenue Code, compounded annually.  The loan is payable on the earlier of the date on which the Company consummates its Business Combination or the date that the Company’s winding up is effective.  The principal balance, together with all accrued interest thereon, may be prepaid at any time at the election of the Company.

As of December 31, 2021, there was $1,000,000 outstanding under the Note. The Sponsor may elect to convert all or any portion of the unpaid principal balance of the Note, together with all accrued and unpaid interest thereon, into that number of warrants, each whole warrant exercisable for one ordinary share of the Company (the “Conversion Warrants”), equal to: (x) the portion of the principal amount of the Note, together with all accrued and unpaid interest thereon, being converted, divided by (y) $1.50, rounded up to the nearest whole number of warrants.